FAIR VALUE DISCLOSURES - LEVEL 3 INSTRUMENTS FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total Gains Losses Realized Unrealized Included In [Abstract]
Investment Gains (Losses), Net		$ (4)	$ (1)	$ (6)
Transfers into level 3	$ 1
Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)		1	7
Corporate | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	8	8	8	9
Total Gains Losses Realized Unrealized Included In [Abstract]
Investment Gains (Losses), Net		0	0	(1)
Other Comprehensive Income (Loss)		0	0	1
Sales		(1)	(1)	(1)
Closing Balance		7	8	8
Corporate | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)			(1)
Commercial Mortgage-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	$ 26	31	26	24
Total Gains Losses Realized Unrealized Included In [Abstract]
Investment Gains (Losses), Net		(4)	(2)	(11)
Other Comprehensive Income (Loss)		1	8	13
Sales		(4)	(1)	0
Closing Balance		24	31	$ 26
Commercial Mortgage-backed | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)		1	$ 8
Contingent Payment Arrangements | Level 3
Total Gains Losses Realized Unrealized Included In [Abstract]
Purchases		7
Closing Balance		$ 7